Significant Accounting Policies (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 27, 2022	Jan. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Significant Accounting Policies [Abstract]
Cash			$ 404,404		$ 404,404		$ 652,395	$ 235,864	$ 68,525
Cash equivalents
Stock-based compensation expense
Shares granted (in Shares)		16,666
Estimated fair value		$ 123,900
Price per share (in Dollars per share)		$ 7.38
Unrecognized tax benefits
Accrued interest and penalties
Federal depository insurance coverage			$ 250,000		$ 250,000		$ 250,000
Diluted per share (in Shares)					11,843,500		11,843,500
Redemption value per share (in Dollars per share)			$ 11.42		$ 11.42		$ 10.91	$ 10.14
Trust account	$ 115,000,000							$ 3,435,000
Related Parties Amount in Cost of Sales					$ 400,000
Anticipated Investment Income as Component of Premium Deficiency on Short-Duration Contracts, Policy [Policy Text Block]					$400,000
Effective tax rate			69.37%	6.38%	43.70%	28.72%	23.96%	68.10%
Statutory tax rate			21.00%	21.00%			21.00%	21.00%
Interest and penalties					$ 14,550